Expense Example, No Redemption - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - (Nomura Tax-Free Minnesota Fund) - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 159
Expense Example, No Redemption, 3 Years	524
Expense Example, No Redemption, 5 Years	914
Expense Example, No Redemption, 10 Years	$ 2,007